Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Bahl & Gaynor Dividend ETF
Shareholder Report [Line Items]
Fund Name	Bahl & Gaynor Dividend ETF
Class Name	Bahl & Gaynor Dividend ETF
Trading Symbol	BGDV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bahl & Gaynor Dividend ETF for the period of December 11, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.bahl-gaynor.com/bgdv/. You can also request this information by contacting us at (855) 994-1711.
Additional Information Phone Number	(855) 994-1711
Additional Information Website	https://etf.bahl-gaynor.com/bgdv/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Dividend ETF	$3	0.45%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Bahl & Gaynor Dividend ETF (“BGDV” or the “Fund”) returned -2.34% (NAV) since its inception, 12/11/2024, through the period ended 12/31/2024. Over the same period, the S&P 500 returned -3.26%.
The Fund’s large cap core approach seeks to provide current income that rises over the long-term. The Fund typically invests in high-quality, large market capitalization companies that have historically exhibited the ability to compound capital and dividends at attractive growth rates.
The views in this letter were as of December 31, 2024, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Top Contributors
↑
From a sector perspective, Information Technology, Health Care, and Communication Services contributed positively to Fund performance versus the S&P 500 for the period since inception 12/11/2024 through 12/31/2024.

↑	Top position contributors included Broadcom (AVGO), Microsoft (MSFT), and Abbvie (ABBV) relative to the S&P 500 benchmark for the period since inception 12/11/2024 through 12/31/2024.

Top Detractors
↓	From a sector perspective, Industrials, Financials, and Energy contributed negatively to Fund performance versus the S&P 500 for the period since inception 12/11/2024 through 12/31/2024.
↓	Top position detractors included Cintas (CTAS), Apple (AAPL), and Carlisle (CSL) relative to the S&P 500 benchmark for the period since inception 12/11/2024 through 12/31/2024.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/11/2024)
Bahl & Gaynor Dividend ETF NAV	-2.34
S&P 500 TR	-3.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 11, 2024
Updated Performance Information Location [Text Block]	Visit https://etf.bahl-gaynor.com/bgdv/ for more recent performance information. Visit https://etf.bahl-gaynor.com/bgdv/ for more recent performance information.
Net Assets	$ 658,364,656
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 164,115
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$658,364,656
Number of Holdings	69
Net Advisory Fee	$164,115
Portfolio Turnover	2%
30-Day SEC Yield	1.00%
30-Day SEC Yield Unsubsidized	1.00%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Broadcom, Inc.	8.3%
Eli Lilly & Company	5.3%
Cintas Corporation	3.7%
Broadridge Financial Solutions, Inc.	3.7%
Motorola Solutions, Inc.	3.5%
Marsh & McLennan Companies, Inc.	3.5%
AbbVie, Inc.	3.5%
TJX Companies, Inc.	3.0%
Home Depot, Inc.	2.9%
NextEra Energy, Inc.	2.8%

Top Sectors	(% of Net Assets)
Information Technology	20.6%
Industrials	17.5%
Health Care	15.9%
Financials	14.6%
Consumer Discretionary	7.3%
Consumer Staples	7.2%
Energy	6.1%
Utilities	5.2%
Materials	2.9%
Cash & Other	2.7%

Material Fund Change [Text Block]	Other Material Fund Changes: The Bahl & Gaynor Dividend ETF launched on December 11, 2024.
Updated Prospectus Web Address	https://etf.bahl-gaynor.com/bgdv/
Bahl & Gaynor Income Growth ETF
Shareholder Report [Line Items]
Fund Name	Bahl & Gaynor Income Growth ETF
Class Name	Bahl & Gaynor Income Growth ETF
Trading Symbol	BGIG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bahl & Gaynor Income Growth ETF for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.bahl-gaynor.com/bgig/. You can also request this information by contacting us at (855) 994-1711.
Additional Information Phone Number	(855) 994-1711
Additional Information Website	https://etf.bahl-gaynor.com/bgig/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Income Growth ETF	$49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Bahl & Gaynor Income Growth ETF (“BGIG” or the “Fund”) returned +16.87% (NAV) for the one-year period ended 12/31/2024. Over the same period, the S&P 500 returned +25.02%.
The Fund’s large cap core approach seeks to provide high current income that rises over time. The Fund typically invests in high-quality, large market capitalization companies that have historically exhibited the ability to compound capital and dividends at attractive growth rates.
There were 48 portfolio dividend increases during the one-year period ended 12/31/2024. The weighted average one-year dividend growth rate of the portfolio’s underlying holdings as of 12/31/2024 was 8.1%.
The Fund outperformed versus its investible universe of S&P 500 stocks yielding 2.0% or greater, which returned +14.75%. However, that cohort of stocks underperformed non-dividend payers, which returned +30.46% during the one-year period ended 12/31/2024.
The views in this letter were as of December 31, 2024, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Top Contributors
↑	From a sector perspective, Health Care, Energy and Information Technology contributed positively to Fund performance versus the S&P 500 for the one-year period ended 12/31/2024.
↑	Top position contributors included Broadcom (AVGO), Williams Companies (WMB), and Microsoft (MSFT) relative to the S&P 500 benchmark for the one-year period ended 12/31/2024.

Top Detractors
↓	From a sector perspective, Consumer Staples, Consumer Discretionary and Communication Services contributed negatively to Fund performance versus the S&P 500 for the one-year period ended 12/31/2024.
↓	Top position detractors included Mondelez (MDLZ), Merck (MRK), and PepsiCo (PEP) relative to the S&P 500 benchmark for the one-year period ended 12/31/2024.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/14/2023)
Bahl & Gaynor Income Growth ETF NAV	16.87	15.69
S&P 500 TR	25.02	24.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://etf.bahl-gaynor.com/bgig/ for more recent performance information. Visit https://etf.bahl-gaynor.com/bgig/ for more recent performance information.
Net Assets	$ 166,132,204
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 642,502
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$166,132,204
Number of Holdings	54
Net Advisory Fee	$642,502
Portfolio Turnover	15%
30-Day SEC Yield	2.13%
30-Day SEC Yield Unsubsidized	2.13%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Broadcom, Inc.	8.5%
Eli Lilly & Company	4.7%
AbbVie, Inc.	4.1%
Williams Companies, Inc.	3.8%
Merck & Company, Inc.	3.6%
Procter & Gamble Company	3.5%
Mondelez International, Inc.	3.2%
Travelers Companies, Inc.	3.1%
PepsiCo, Inc.	3.1%
PNC Financial Services Group, Inc.	3.0%

Top Sectors	(% of Net Assets)
Information Technology	19.6%
Health Care	14.1%
Financials	12.9%
Industrials	12.6%
Energy	11.2%
Consumer Staples	11.2%
Utilities	7.8%
Consumer Discretionary	5.7%
Real Estate	2.7%
Cash & Other	2.2%

Updated Prospectus Web Address	https://etf.bahl-gaynor.com/bgig/
Bahl & Gaynor Small Cap Dividend ETF
Shareholder Report [Line Items]
Fund Name	Bahl & Gaynor Small Cap Dividend ETF
Class Name	Bahl & Gaynor Small Cap Dividend ETF
Trading Symbol	SCDV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bahl & Gaynor Small Cap Dividend ETF for the period of December 11, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.bahl-gaynor.com/scdv/. You can also request this information by contacting us at (855) 994-1711.
Additional Information Phone Number	(855) 994-1711
Additional Information Website	https://etf.bahl-gaynor.com/scdv/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Small Cap Dividend ETF	$4	0.70%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Bahl & Gaynor Small Cap Dividend ETF (“SCDV” or the “Fund”) returned -6.88% (NAV) since its inception, 12/11/2024, through the period ended 12/31/2024. Over the same period, the S&P 500 returned -3.26% and the Russell 2000 Index returned -6.75%.
The Fund’s small cap core approach seeks to provide current income that rises over the long-term. The Fund typically invests in high-quality, small market capitalization companies that have historically exhibited the ability to compound capital and dividends at attractive growth rates.
The views in this letter were as of December 31, 2024, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Top Contributors
↑
From a sector perspective, Financials, Health Care and Communication Services contributed positively to Fund performance versus the Russell 2000 for the period since inception 12/11/2024 through 12/31/2024.

↑	Top position contributors included Victory Capital (VCTR), Chemed (CHE), and Curtiss-Wright (CW) relative to the Russell 2000 benchmark for the period since inception 12/11/2024 through 12/31/2024.

Top Detractors
↓
From a sector perspective, Industrials, Information Technology, and Consumer Staples contributed negatively to Fund performance versus the Russell 2000 for the period since inception 12/11/2024 through 12/31/2024.

↓	Top position detractors included AAON, Inc. (AAON), UFP Industries (UFPI), and Avient (AVNT) relative to the Russell 2000 benchmark for the period since inception 12/11/2024 through 12/31/2024.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/11/2024)
Bahl & Gaynor Small Cap Dividend ETF NAV	-6.88
S&P 500 TR	-3.26
Russell 2000 Total Return Index	-6.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 11, 2024
Updated Performance Information Location [Text Block]	Visit https://etf.bahl-gaynor.com/scdv/ for more recent performance information. Visit https://etf.bahl-gaynor.com/scdv/ for more recent performance information.
Net Assets	$ 95,479,221
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 37,676
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$95,479,221
Number of Holdings	55
Net Advisory Fee	$37,676
Portfolio Turnover	1%
30-Day SEC Yield	0.41%
30-Day SEC Yield Unsubsidized	0.41%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Ensign Group, Inc.	6.0%
Curtiss-Wright Corporation	5.8%
Victory Capital Holdings, Inc.	5.8%
Chemed Corporation	4.9%
Evercore, Inc.	4.8%
AAON, Inc.	4.7%
Tetra Tech, Inc.	4.7%
Federal Signal Corporation	4.4%
MSA Safety, Inc.	3.3%
Enpro, Inc.	3.3%

Top Sectors	(% of Net Assets)
Industrials	32.9%
Health Care	18.5%
Financials	15.9%
Consumer Staples	7.7%
Materials	7.4%
Information Technology	5.7%
Consumer Discretionary	5.5%
Utilities	2.7%
Real Estate	2.4%
Cash & Other	1.3%

Material Fund Change [Text Block]	Other Material Fund Changes: The Bahl & Gaynor Small Cap Dividend ETF launched on December 11, 2024.
Updated Prospectus Web Address	https://etf.bahl-gaynor.com/scdv/
Bahl & Gaynor Small/Mid Cap Income Growth ETF
Shareholder Report [Line Items]
Fund Name	Bahl & Gaynor Small/Mid Cap Income Growth ETF
Class Name	Bahl & Gaynor Small/Mid Cap Income Growth ETF
Trading Symbol	SMIG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bahl & Gaynor Small/Mid Cap Income Growth ETF for the period of November 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.bahl-gaynor.com/smig/. You can also request this information by contacting us at (855) 994-1711.
Additional Information Phone Number	(855) 994-1711
Additional Information Website	https://etf.bahl-gaynor.com/smig/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$60	0.60%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Bahl & Gaynor Small/Mid Cap Income Growth ETF (“SMIG” or the “Fund”) returned -0.74% (NAV) for the period 11/1/2024 to 12/31/2024. Over the same period, the S&P 500 returned +3.35% and the Russell 2500 increased +1.56%.
The Fund’s small/mid-cap core approach seeks to provide high current income that rises over time. The Fund typically invests in high-quality small/mid-size companies that have historically exhibited an ability to compound capital and dividends at attractive growth rates.
The views in this letter were as of December 31, 2024, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Top Contributors
↑	From a sector perspective, Health Care, Energy and Financials contributed positively to Fund performance versus the Russell 2500 for the two-month period ended 12/31/2024.
↑	Top position contributors included Victory Capital (VCTR), Targa Resources (TRGP), and Interparfums (IPAR) relative to the Russell 2500 benchmark for the two-month period ended 12/31/2024.

Top Detractors
↓	From a sector perspective, Industrials, Information Technology, and Consumer Discretionary contributed negatively to Fund performance versus the Russell 2500 for the two-month period ended 12/31/2024.
↓	Top position detractors included Avery Dennison (AVY), Avient (AVNT), and CBOE Global Markets (CBOE) relative to the Russell 2500 benchmark for the two-month period ended 12/31/2024.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/25/2021)
Bahl & Gaynor Small/Mid Cap Income Growth ETF NAV	17.56	6.47
S&P 500 TR	25.02	10.02
Russell 2500 Total Return	12.00	2.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit https://etf.bahl-gaynor.com/smig/ for more recent performance information. Visit https://etf.bahl-gaynor.com/smig/ for more recent performance information.
Net Assets	$ 743,053,722
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 717,878
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$743,053,722
Number of Holdings	47
Net Advisory Fee	$717,878
Portfolio Turnover	4%
30-Day SEC Yield	1.75%
30-Day SEC Yield Unsubsidized	1.75%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Victory Capital Holdings, Inc.	5.6%
Targa Resources Corporation	4.8%
Broadridge Financial Solutions, Inc.	4.4%
Snap-on, Inc.	4.2%
Hubbell, Inc.	4.2%
Packaging Corporation of America	4.1%
Hartford Financial Services Group, Inc.	3.8%
Booz Allen Hamilton Holding Corporation	3.7%
Evercore, Inc.	3.7%
Watsco, Inc.	3.6%

Top Sectors	(% of Net Assets)
Industrials	20.8%
Financials	19.8%
Materials	10.1%
Utilities	8.8%
Health Care	7.7%
Energy	7.7%
Consumer Discretionary	7.1%
Information Technology	6.5%
Consumer Staples	5.9%
Cash & Other	5.6%

Material Fund Change [Text Block]	Other Material Fund Changes: Effective December 31, 2024, the Bahl & Gaynor Small/Mid Cap Income Growth ETF’s fiscal year end changed from October 31 to December 31.
Updated Prospectus Web Address	https://etf.bahl-gaynor.com/smig/